Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 03, 2021	Mar. 17, 2021	Feb. 28, 2021	Jan. 31, 2021	Feb. 29, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Class of Stock [Line Items]
Shares authorized total						5,000,000,000		5,000,000,000
Common stock par or stated value per share						$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued						613,758,126		609,768,296	504,274,890
Common stock shares outstanding						613,758,126		609,768,296	504,274,890		603,170,380
Stock issued during the period shares stock options exercised						3,968,080		1,924,063	476,090	315,350
Allocated share based compensation						$ 23,644	$ 12,654
Payment of dividend classified as financing activities	$ 134,600	$ 134,500
Preferred stock shares issued						0		0	0
Preferred stock shares outstanding						0		0	0
Preferred stock shares authorised						100,000,000		100,000,000	100,000,000
Preferred stock par or stated value per share						$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares description of voting rights						one		one
Strike price reduction per option								$ 66.4
Deemed distribution to CCCIS option holders								$ 9,006
Executive Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares stock options exercised			883,729		340,551
Allocated share based compensation			$ 8,000		$ 1,600
Director [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares stock options exercised				110,679
Allocated share based compensation				$ 1,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share						$ 0.0001		$ 0.0001